SUBSEQUENT EVENT	12 Months Ended
Jul. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENT	18. SUBSEQUENT EVENT: In August 2016, a tenant at the Company’s Circleville, Ohio Property leased an additional 12,000 square feet of warehouse space effective August 15, 2016.